Invested Assets and Investment Income - Summary of Invested Assets and Segregated Funds Net Assets, Measured at Fair Value (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Bottom of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Investment properties capitalization rates	0.00%	2.75%
Investment properties terminal capitalization rates	0.00%	3.80%
Top of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Investment properties capitalization rates	0.00%	8.75%
Investment properties terminal capitalization rates	0.00%	9.25%
Power and infrastructure [Member] | Bottom of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets fair value discount rate	0.00%	8.95%
Power and infrastructure [Member] | Top of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets fair value discount rate	0.00%	16.50%
Timberland Investment [Member] | Bottom of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets fair value discount rate	0.00%	5.00%
Timberland Investment [Member] | Top of range [Member]
Disclosure of fair value measurement of assets [Line Items]
Other invested assets fair value discount rate	0.00%	7.00%